Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (655,479)	$ (681,909)	$ (784,931)	$ (839,253)
Effects of profit and loss	78,697	62,273	56,451
Other comprehensive income	(52,267)	40,749	(2,129)
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(881)	(1,169)	(820)	(822)
Effects of profit and loss	(3,525)		5,220
Other comprehensive income	3,813	(349)	(5,218)
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(75,262)	(76,881)	(96,496)	(103,782)
Effects of profit and loss	32,937	(74,659)	6,998
Other comprehensive income	(31,318)	94,274	288
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,731)	(1,712)	(1,905)	(2,008)
Effects of profit and loss	107	97	97
Other comprehensive income	(126)	96	6
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(590,401)	(615,751)	(700,168)	(748,879)
Effects of profit and loss	51,834	46,461	46,399
Other comprehensive income	(26,484)	37,956	2,312
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	12,796	13,604	14,458	$ 16,238
Effects of profit and loss	(2,656)	90,374	(2,263)
Other comprehensive income	$ 1,848	$ (91,228)	$ 483